EMPLOYEE BENEFIT PLANS - Net Periodic Benefit Cost (Credit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 6	$ 6	$ 6
Interest cost	57	46	77
Expected return on assets	(159)	(154)	(147)
Actuarial (gain) loss	1	1	1
Net amortization	65	99	103
Impact of settlement	6	6	7
Net Periodic Pension Expense	(24)	4	47
Post-retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	2
Interest cost	10	8	13
Net amortization	6	9	9
Net Periodic Pension Expense	18	19	24
Post-employment Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1	1
Interest cost	0	0	0
Net amortization	0	0	(5)
Net (gain) loss	0	0	0
Net Periodic Pension Expense	$ 1	$ 1	$ (4)